Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events.
Subsequent Events

Note 8 – Subsequent Events

On April 3, 2023, the Company drew down an additional $60,000 of Working Capital Loans from the Sponsor under the existing promissory notes (see Note 4).

On April 7, 2023, the Company entered into Amendment No. 1 to the Business Combination Agreement, as discussed in Note 1.

The following events occurred subsequent to the date the unaudited condensed financial statements were issued:

Additional Working Capital Loan

On May 23, 2023 and July 18, 2023, the Company drew down an additional $80,000 and 48,000, respectively, in Working Capital Loans from the Sponsor under the existing promissory notes.

On June 22, 2023, the Company issued an unsecured non-convertible note in the aggregate principal amount of $500,000 to the Sponsor under which the Company may draw down Working Capital Loans from time to time prior to the maturity date up to such aggregate principal amount. The promissory note bears interest at the rate of 10.0% per annum and is payable in full in cash upon the earlier of (i) the consummation of an initial business combination and (ii) one year from the date of issuance. As of July 31, 2023, the Company had drawn down $100,000 under this promissory note. The Chairman of the board of directors of the Company or an entity affiliated with him and the Chief Executive Officer of the Company provided or will provide the funds to the Sponsor for the Working Capital Loans under this promissory note. As of July 31, 2023, the Company had drawn down an aggregate of $1,250,000 of Working Capital Loans under the promissory notes issued to the Sponsor (see Note 5).

Third Extension

On July 18, 2023, the Company held an extraordinary general meeting of shareholders and obtained shareholder approval of (i) the extension of the Business Combination period to January 22, 2024 (“Third Extension” and, together with the First Extension and the Second Extension, the “Extensions”), and (ii) the amendment of the Amended and Restated Memorandum and Articles of Association to eliminate from the Amended and Restated Memorandum and Articles (a) the limitation that the Company shall not redeem the Public Shares (as defined below) to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 and (b) the limitation that the Company shall not consummate a business combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such business combination (collectively, the “Redemption Limitation”). In connection with the meeting, Public Shareholders holding 77,130 Public Shares elected to exercise their right to redeem such shares and $841,807 (approximately $10.91 per share) was paid out of the Trust Account in connection with the redemptions. In connection with the approval of the extension amendment, the Company made an initial deposit into the Trust Account of $38,946 (at a rate of $0.05 per non-redeeming Public Share per month) and will continue to deposit $38,946 for each subsequent monthly period, or portion thereof, that is needed by the Company to complete a business combination by January 22, 2024.

Note 9 – Subsequent Events

Additional Working Capital Loan

On January 6, 2023, the Sponsor provided the Company with an additional Working Capital Loan of $300,000, and the Company issued an unsecured convertible promissory note in the aggregate principal amount of $300,000 to the Sponsor. As of March 30, 2023, the Company had drawn down $962,000 under the Working Capital Loans (see Note 5).

Nasdaq Notice of Non-Compliance with a Continued Listing Rule

On March 23, 2023, the Company received a notice from the Listing Qualifications staff of The Nasdaq Stock Market LLC that, for the previous 30 consecutive business days, the minimum Market Value of Listed Securities ("MVLS") for the Company's ordinary shares was below the $35 million minimum MVLS requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(2) (the "MVLS Rule"). In accordance with the Nasdaq Listing Rules, the Company will have 180 calendar days (until September 19, 2023) to regain compliance with the MVLS Rule. To regain compliance with the MVLS Rule, the MVLS for the Company's ordinary shares must be at least $35 million for a minimum of 10 consecutive business days at any time during this 180-day period. If the Company does not regain compliance with the rule by September 19, 2023, The Nasdaq Stock Market LLC will provide notice that the Company's ordinary shares will be delisted from The Nasdaq Capital Market. In the event of such notification, the Nasdaq Listing Rules permit the Company an opportunity to appeal The Nasdaq Stock Market LLC's determination. The Company is monitoring the MVLS of its ordinary shares and will consider options available to it to potentially achieve compliance. The Company's securities are expected to continue to trade on The Nasdaq Capital Market during the 180-day period.